Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 75.3%	Shares	Value
Fixed Income - 75.3%
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF (Cost $303,549,331)	6,044,444	$ 303,975,089

MONEY MARKET FUNDS - 9.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.59% (a) (Cost $39,514,786)	39,514,786	$ 39,514,786

Investments at Value - 85.1% (Cost $343,064,117)		$ 343,489,875

Other Assets in Excess of Liabilities - 14.9%		59,937,705

Net Assets - 100.0%		$ 403,427,580

(a)	The rate shown is the 7-day effective yield as of August 31, 2026.